Investments Accounted for Under Equity Method - Summary of Amounts Included in Financial Statements in Accordance with Group Accounting Principles (Parenthetical) (Detail) € in Millions	12 Months Ended
Dec. 31, 2017 EUR (€)
Disclosure of investments accounted for using equity method [line items]
Share of losses of joint-ventures in excess of initial investment	€ 14
Group Companies and Constellium UACJ ABS LLC [member]
Disclosure of investments accounted for using equity method [line items]
Loans advanced	97
Share of losses of joint-ventures in excess of initial investment	€ 14